Offerings	Jul. 01, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value euro 0.59 per share
Amount Registered | shares	1,413,567
Proposed Maximum Offering Price per Unit	24.835
Maximum Aggregate Offering Price	$ 35,105,936.45
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,374.72
Offering Note
1
The amount registered consists of 1,413,567 ordinary shares, nominal value €0.59 per share (the “Ordinary Shares”), of the registrant issuable upon the settlement of restricted stock units and performance-based restricted stock units outstanding pursuant to The AZEK Company Inc. 2020 Omnibus Incentive Compensation Plan, as amended (the “Plan”), that have been assumed by the registrant pursuant to the Agreement and Plan of Merger (the “Merger Agreement”), dated as of March 23, 2025, as amended, by and among the registrant, Juno Merger Sub Inc., an indirect wholly owned subsidiary of the registrant (“Merger Sub”), and The AZEK Company Inc. (“AZEK”). Under the terms of the Merger Agreement, on July 1, 2025, Merger Sub merged with and into AZEK (the “Merger”), with AZEK surviving the Merger as an indirect wholly owned subsidiary of the registrant. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional Ordinary Shares issuable to prevent dilution resulting from stock splits, stock dividends, or similar transactions. The proposed maximum offering price per unit, calculated as the average of the high and low prices reported of the registrant’s American Depositary Shares on the New York Stock Exchange on June 24, 2025, and the maximum aggregate offering price are estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value euro 0.59 per share
Amount Registered | shares	5,838,112
Proposed Maximum Offering Price per Unit	21.28
Maximum Aggregate Offering Price	$ 124,235,023.36
Fee Rate	0.01531%
Amount of Registration Fee	$ 19,020.39
Offering Note
2
The amount registered consists of 5,838,112 Ordinary Shares issuable upon the exercise of stock options outstanding pursuant to the Plan that have been assumed by the registrant pursuant to the Merger Agreement. Pursuant to Rule 416(a) under the Securities Act, this registration statement shall be deemed to cover any additional Ordinary Shares issuable to prevent dilution resulting from stock splits, stock dividends, or similar transactions. The proposed maximum offering price per unit and the maximum aggregate offering price are estimated solely for purposes of calculating the registration fee in accordance with Rule 457(h) under the Securities Act on the basis of the weighted average exercise price of such stock options.